Quarterly Holdings Report
for

Fidelity® Europe Fund

July 31, 2020

EUR-QTLY-0920
1.804873.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Austria - 0.3%
Mayr-Melnhof Karton AG	14,600	$2,259,826
Bailiwick of Jersey - 1.2%
Boohoo.Com PLC (a)	343,100	1,172,198
Glencore Xstrata PLC	3,848,700	8,807,966

TOTAL BAILIWICK OF JERSEY		9,980,164

Belgium - 2.1%
KBC Groep NV	120,300	6,859,068
UCB SA	82,000	10,514,028

TOTAL BELGIUM		17,373,096

Bermuda - 1.6%
Hiscox Ltd.	583,314	5,967,970
Lancashire Holdings Ltd.	750,000	7,603,654

TOTAL BERMUDA		13,571,624

Denmark - 8.5%
A.P. Moller - Maersk A/S Series B	10,312	13,276,002
DSV A/S	115,100	15,785,580
GN Store Nord A/S	140,200	8,549,457
ORSTED A/S (b)	124,000	17,673,094
Vestas Wind Systems A/S	124,800	15,997,483

TOTAL DENMARK		71,281,616

Finland - 2.6%
Nokian Tyres PLC	506,000	12,135,429
UPM-Kymmene Corp.	350,000	9,329,953

TOTAL FINLAND		21,465,382

France - 4.9%
Sanofi SA	267,500	28,086,711
Total SA	327,807	12,405,426

TOTAL FRANCE		40,492,137

Germany - 7.2%
Bertrandt AG	54,793	2,026,663
Delivery Hero AG (a)(b)	38,800	4,468,068
Exasol AG	63,200	992,371
Instone Real Estate Group BV (a)(b)	383,164	9,839,387
JOST Werke AG (b)	234,900	8,591,549
LEG Immobilien AG	68,647	9,562,827
SAP SE	145,837	23,020,855
Talanx AG	21,300	776,295
WashTec AG	29,300	1,202,811

TOTAL GERMANY		60,480,826

Hungary - 0.8%
Richter Gedeon PLC	301,000	6,975,126
Ireland - 1.4%
Irish Residential Properties REIT PLC	3,394,847	5,798,492
United Drug PLC (United Kingdom)	595,800	5,552,904

TOTAL IRELAND		11,351,396

Italy - 2.2%
Prada SpA (a)	1,937,100	7,473,167
Recordati SpA	200,700	10,695,395

TOTAL ITALY		18,168,562

Luxembourg - 1.2%
B&M European Value Retail SA	1,657,300	10,044,348
Malta - 2.0%
Kambi Group PLC (a)	683,659	16,429,057
Netherlands - 8.6%
ASML Holding NV (Netherlands)	57,900	20,585,630
ASR Nederland NV	288,100	9,274,911
Heineken NV (Bearer)	119,800	11,605,578
Intertrust NV (b)	682,241	12,601,166
JDE Peet's BV	192,300	8,551,122
Prosus NV	45,700	4,447,840
RHI Magnesita NV	135,642	4,303,942

TOTAL NETHERLANDS		71,370,189

Norway - 3.5%
Adevinta ASA Class B (a)	619,622	9,993,629
Schibsted ASA:
(A Shares)	168,533	6,127,059
(B Shares)	136,800	4,496,950
TGS Nopec Geophysical Co. ASA (c)	615,283	9,031,330

TOTAL NORWAY		29,648,968

South Africa - 2.8%
Naspers Ltd. Class N	126,500	23,016,832
Spain - 0.9%
Amadeus IT Holding SA Class A	26,800	1,338,265
Prosegur Cash SA (b)	7,526,768	6,179,711

TOTAL SPAIN		7,517,976

Sweden - 12.5%
Arjo AB	909,007	5,611,218
Dustin Group AB (b)	1,499,954	9,071,166
Ericsson (B Shares)	815,200	9,484,910
HEXPOL AB (B Shares)	1,165,300	7,724,162
Securitas AB (B Shares)	761,200	11,317,912
Stillfront Group AB (a)	81,400	7,889,412
Swedbank AB (A Shares) (a)	1,156,400	18,699,324
Swedish Match Co. AB	248,700	19,062,572
VNV Global AB (a)	1,690,684	12,978,156
VNV Global AB unit (a)	338,136	2,657,242

TOTAL SWEDEN		104,496,074

Switzerland - 9.7%
Nestle SA (Reg. S)	349,160	41,522,722
Roche Holding AG (participation certificate)	113,150	39,190,245

TOTAL SWITZERLAND		80,712,967

United Kingdom - 21.9%
Aggreko PLC	249,878	1,258,643
AstraZeneca PLC (United Kingdom)	259,100	28,625,287
Auto Trader Group PLC (b)	1,519,100	10,611,700
Avon Rubber PLC	80,799	3,511,428
Beazley PLC	685,000	3,742,680
BP PLC	3,400,329	12,314,319
Close Brothers Group PLC	455,531	6,535,339
Cranswick PLC	221,553	10,382,461
Hastings Group Holdings PLC (b)	4,146,700	11,312,015
Keywords Studios PLC	415,236	10,338,205
Lloyds Banking Group PLC	20,079,235	6,841,213
London Stock Exchange Group PLC	73,000	8,063,502
Mondi PLC	455,900	8,134,017
Prudential PLC	1,416,774	20,246,784
Sabre Insurance Group PLC (b)	3,915,900	15,557,146
Unilever PLC	341,132	20,312,712
Volution Group PLC	1,994,243	4,346,423

TOTAL UNITED KINGDOM		182,133,874

United States of America - 1.0%
Autoliv, Inc. (depositary receipt)	126,400	8,208,521
TOTAL COMMON STOCKS
(Cost $744,714,510)		806,978,561

Nonconvertible Preferred Stocks - 0.9%
Italy - 0.9%
Buzzi Unicem SpA (Risparmio Shares)
(Cost $6,552,776)	599,200	7,679,405

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.14% (d)	17,238,884	17,244,056
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	941,906	942,000
TOTAL MONEY MARKET FUNDS
(Cost $18,184,441)		18,186,056
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $769,451,727)		832,844,022
NET OTHER ASSETS (LIABILITIES) - 0.0%		387,943
NET ASSETS - 100%		$833,231,965

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $105,905,002 or 12.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$84,238
Fidelity Securities Lending Cash Central Fund	89,828
Total	$174,066

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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